John Hancock
Regional Bank Fund
Quarterly portfolio holdings 7/31/2023

Fund’s investments
As of 7-31-23 (unaudited)
	Shares	Value
Common stocks 99.2%		$868,477,309
(Cost $541,856,922)
Financials 99.2%		868,477,309
Banks 99.2%
1st Source Corp.	151,705	7,114,965
American Business Bank (A)	147,674	4,828,940
Ameris Bancorp	287,854	12,564,827
Atlantic Union Bankshares Corp.	303,689	9,711,974
Bank of America Corp.	636,338	20,362,816
Bank of Marin Bancorp	258,919	5,432,121
Bank7 Corp.	161,314	4,268,368
Banner Corp.	111,605	5,313,514
Bar Harbor Bankshares	200,842	5,484,995
BayCom Corp.	234,470	4,726,915
Business First Bancshares, Inc.	253,590	5,185,916
C&F Financial Corp.	56,826	3,195,326
Cadence Bank	342,123	8,570,181
California BanCorp (A)	177,208	3,276,576
Cambridge Bancorp	128,568	7,912,075
Camden National Corp.	122,320	4,229,826
CB Financial Services, Inc.	83,544	1,913,158
Central Pacific Financial Corp.	210,609	3,841,508
Central Valley Community Bancorp	187,028	3,198,179
Citizens Community Bancorp, Inc.	296,186	3,041,830
Citizens Financial Group, Inc.	710,654	22,925,698
Civista Bancshares, Inc.	265,734	4,846,988
Coastal Financial Corp. (A)	248,709	11,234,186
Codorus Valley Bancorp, Inc.	148,324	3,261,645
Colony Bankcorp, Inc.	134,990	1,447,093
Columbia Banking System, Inc.	490,673	10,966,542
Comerica, Inc.	323,276	17,443,973
ConnectOne Bancorp, Inc.	232,118	4,751,455
Cullen/Frost Bankers, Inc.	125,526	13,629,613
CVB Financial Corp.	296,485	5,594,672
Eagle Bancorp Montana, Inc.	187,426	2,470,275
East West Bancorp, Inc.	218,396	13,586,415
Enterprise Bancorp, Inc.	105,259	3,351,447
Equity Bancshares, Inc., Class A	208,224	5,655,364
ESSA Bancorp, Inc.	143,378	2,382,942
Evans Bancorp, Inc.	115,022	3,418,454
Farmers & Merchants Bancorp, Inc.	161,459	3,442,306
Farmers National Banc Corp.	239,802	3,297,278
Fifth Third Bancorp	669,850	19,492,635
First Business Financial Services, Inc.	171,528	5,830,237
First Community Corp.	199,374	3,937,637
First Financial Bancorp	443,068	10,230,440
First Horizon Corp.	503,372	6,860,960
First Interstate BancSystem, Inc., Class A	366,021	10,515,783
First Merchants Corp.	355,554	11,420,394
First Mid Bancshares, Inc.	119,960	3,671,976
First Northwest Bancorp	96,196	1,308,266
Flushing Financial Corp.	92,475	1,459,256
German American Bancorp, Inc.	195,656	5,764,026
Great Southern Bancorp, Inc.	74,700	4,133,151
2	JOHN HANCOCK REGIONAL BANK FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Hancock Whitney Corp.	388,123	$17,081,293
HBT Financial, Inc.	318,866	6,326,301
Heritage Commerce Corp.	876,644	8,415,782
Heritage Financial Corp.	159,935	3,000,381
Horizon Bancorp, Inc.	560,527	6,944,930
Huntington Bancshares, Inc.	1,978,267	24,213,988
Independent Bank Corp. (Massachusetts)	143,411	8,640,513
Independent Bank Corp. (Michigan)	236,897	4,894,292
JPMorgan Chase & Co.	149,434	23,604,595
KeyCorp	1,477,514	18,188,197
Landmark Bancorp, Inc.	94,146	1,995,895
Live Oak Bancshares, Inc.	201,967	7,648,490
M&T Bank Corp.	196,732	27,514,933
Metrocity Bankshares, Inc.	118,368	2,537,810
Mid Penn Bancorp, Inc.	105,131	2,470,579
MidWestOne Financial Group, Inc.	220,185	5,401,138
NBT Bancorp, Inc.	135,746	5,049,751
New York Community Bancorp, Inc.	540,112	7,491,353
Nicolet Bankshares, Inc.	155,725	13,026,396
Northrim BanCorp, Inc.	125,772	6,011,902
Ohio Valley Banc Corp.	103,713	2,538,894
Old National Bancorp	521,722	8,884,926
Old Second Bancorp, Inc.	528,725	8,454,313
OP Bancorp	369,601	3,618,394
Orange County Bancorp, Inc.	65,425	2,946,742
Pinnacle Financial Partners, Inc.	295,777	22,449,474
Plumas Bancorp	82,503	2,984,959
Popular, Inc.	207,876	15,081,404
Premier Financial Corp.	449,664	9,739,722
Provident Financial Holdings, Inc.	169,415	2,417,552
QCR Holdings, Inc.	173,102	8,868,015
Red River Bancshares, Inc.	81,782	4,008,136
Regions Financial Corp.	1,243,129	25,322,538
Renasant Corp.	243,861	7,545,059
Riverview Bancorp, Inc.	541,802	3,055,763
SB Financial Group, Inc.	194,301	2,671,639
Shore Bancshares, Inc.	574,989	6,842,369
Sierra Bancorp	225,690	4,753,031
Southern Missouri Bancorp, Inc.	167,233	8,038,890
SouthState Corp.	124,721	9,687,080
Stock Yards Bancorp, Inc.	139,968	6,691,870
Synovus Financial Corp.	387,984	13,152,658
The First Bancorp, Inc.	132,306	3,491,555
The First Bancshares, Inc.	193,949	6,072,543
The PNC Financial Services Group, Inc.	130,255	17,830,607
Timberland Bancorp, Inc.	184,750	5,780,828
TriCo Bancshares	296,465	11,081,862
Truist Financial Corp.	466,397	15,493,708
U.S. Bancorp	547,369	21,719,602
Univest Financial Corp.	106,797	2,082,542
Virginia National Bankshares Corp.	116,061	4,204,890
Webster Financial Corp.	216,074	10,224,622
Westamerica BanCorp	147,897	7,275,053
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK REGIONAL BANK FUND	3

	Shares	Value
Financials (continued)
Banks (continued)
Western Alliance Bancorp	80,325	$4,172,884
WSFS Financial Corp.	440,175	19,257,656
Zions Bancorp NA	446,324	17,071,893

	Yield (%)	Shares	Value
Short-term investments 0.8%			$6,869,419
(Cost $6,869,175)
Short-term funds 0.8%			6,869,419
John Hancock Collateral Trust (B)	5.2927(C)	687,286	6,869,419

Total investments (Cost $548,726,097) 100.0%	$875,346,728
Other assets and liabilities, net 0.0%	297,444
Total net assets 100.0%	$875,644,172

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 7-31-23.
4	JOHN HANCOCK REGIONAL BANK FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of July 31, 2023, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	687,286	$26,304,320	$100,768,525	$(120,214,762)	$11,616	$(280)	$331,382	—	$6,869,419
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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